Significant accounting policies - Disclosure of closing and average exchange rates for the most significant foreign currencies (Details)	12 Months Ended
	Dec. 31, 2018 SFr / $ SFr / € entity	Dec. 31, 2017 SFr / $ SFr / €	Dec. 31, 2016 SFr / $ SFr / €
Switzerland
Disclosure of geographical areas [line items]
Reporting entities	3
Closing rate	1.0000	1.0000	1.0000
Average exchange rate	1.0000	1.0000	1.0000
United States
Disclosure of geographical areas [line items]
Reporting entities	1
Closing rate | SFr / $	0.9827	0.9725	1.0196
Average exchange rate | SFr / $	0.9768	0.9849	0.9855
Europe
Disclosure of geographical areas [line items]
Reporting entities	1
Closing rate | SFr / €	1.1283	1.1713	1.0723
Average exchange rate | SFr / €	1.1573	1.1116	1.0901